FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the Plan’s assets measured at fair value as of April 30, 2025 and 2024, categorized by level within the fair value hierarchy. There were no transfers between levels of the fair value hierarchy during the years ended April 30, 2025 and 2024.

	Assets at Fair Value as of April 30, 2025
	Level 1	Level 2	Level 3	Total
Daktronics, Inc.* common stock	$22,219,583	$—	$—	$22,219,583
Mutual funds:
Equity	125,518,217	—	—	125,518,217
Fixed income	9,170,114	—	—	9,170,114
Balanced	74,469,923	—	—	74,469,923
	$231,377,837	$—	$—	$231,377,837
Investments measured at Net Asset Value (NAV)**:
Common collective trusts*:
Principal Stable Value Z Fund*				10,304,183
Principal/Blackrock S&P 500 Index CIT N Fund*				17,572,378
Total Investments at Fair Value				$259,254,398

	Assets at Fair Value as of April 30, 2024
	Level 1	Level 2	Level 3	Total
Daktronics, Inc.* common stock	$20,053,408	$—	$—	$20,053,408
Mutual funds:
Equity	118,400,972	—	—	118,400,972
Fixed income	6,471,064	—	—	6,471,064
Balanced	63,999,581	—	—	63,999,581
	$208,925,025	$—	$—	$208,925,025
Investments measured at Net Asset Value (NAV)**:
Common collective trusts*:
Principal Stable Value Z Fund*				9,121,101
Principal/Blackrock S&P 500 Index CIT N Fund*				14,381,614
Total Investments at Fair Value				$232,427,740

*Indicates a party-in-interest as defined under the Employee Retirement Income Security Act of 1974, as amended ("ERISA")

**Certain investments are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient. These investments have not been classified within the fair value hierarchy established by ASC 820. The fair value amounts presented in the accompanying table are included to facilitate reconciliation of the fair value hierarchy to the amounts reported in the Statement of Net Assets Available for Benefits.